Goodwill and Other Intangibles Resulting from Business Acquisitions (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Future amortization expense for finite lived intangible assets
Future amortization expense on finite-lived intangible assets, 2012	$ 29.8
Future amortization expense on finite-lived intangible assets, 2013	28.3
Future amortization expense on finite-lived intangible assets, 2014	24.6
Future amortization expense on finite-lived intangible assets, 2015	21.1
Future amortization expense on finite-lived intangible assets, 2016	$ 19.5